RELATED PARTIES	6 Months Ended
Jun. 30, 2021
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIESFor the six and three-month periods ended June 30, there were no material transactions and there were no material balances recognized with related parties as of this date.